Note 18 - Fair Value Measurements (Details) - USD ($)	Jun. 30, 2020	May 29, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants previously issued and outstanding (in shares)	47,011,622		12,700,000
Warrants and Rights Outstanding, Term (Year)			7 years	7 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 5.20
Number of common stock called by each warrant (in shares)			2,130,000
Royalty Obligation, Metal Price Discount Rate	5.00%
Royalty Obligation [Member]
Accrued Royalties, Fair Value Disclosure	$ 99,900,000
Accrued Royalties	30,000,000.0
The 2.0 Lien Notes and the 1.5 Lien Notes [Member]
Long-term Debt, Fair Value			$ 262,400,000
Long-term Debt, Gross			$ 345,500,000
Seller Warrants [Member]
Warrants previously issued and outstanding (in shares)		12,700,000
Derivative Liability, Total	$ 18,000
Warrants and Rights Outstanding, Term (Year)	7 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 44.82
Number of common stock called by each warrant (in shares)	0.2523